Related party advances and expenses (Details) - USD ($)	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2017
Total	$ 2,544,991	$ 1,996,164	$ 1,743,719
Advances from its Directors [Member]
Total	996,620	1,066,278	1,086,254
Advances from related party [Member]
Total	808,280	189,795
Advances from holding company [Member]
Total	$ 740,091	$ 740,091	$ 657,465